Acquisitions - Consolidated Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ALP Maritime Services B.V. [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues	$ 1,019,674	$ 938,309
Net income from continuing operations	17,495	76,044
Limited partners' interest in net income from continuing operations per common unit: - Basic	$ (0.23)	$ 0.92
Limited partners' interest in net income from continuing operations per common unit: - Diluted	$ (0.23)	$ 0.92
Logitel Offshore Holding [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues	1,019,539	930,739
Net income from continuing operations	$ 16,717	$ 75,827
Limited partners' interest in net income from continuing operations per common unit: - Basic	$ (0.24)	$ 0.92
Limited partners' interest in net income from continuing operations per common unit: - Diluted	$ (0.24)	$ 0.92